Information by business segment and geographic area	12 Months Ended
Dec. 31, 2022
Information By Business Segment And Geographic Area
Information by business segment and geographic area

4.	Information by business segment and geographic area

The segments are aligned with products and reflect the structure used by Management to evaluate the Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Boards and Board of Directors. Accordingly, the performance of the operating segments is assessed based on a measure of adjusted EBITDA, among other measures.

The Company renamed its main operating segments starting from these financial statements. The operating segment previously named “Ferrous Minerals” is now disclosed as “Iron Solutions” while the “Base Metals” operating segment is now disclosed as “Energy Transition Materials”. There were no changes in the allocation criteria for these operating segments and, therefore, no adjustments were made to the comparative financial information.

In addition, during 2022, the Company has allocated the financial information of the Midwestern System to “Other” as this operation is no longer analyzed by the chief operating decision maker as part of to the performance of the Ferrous Minerals business segment due to the binding agreement to sell this operation (note 16b). The comparative information was reclassified to reflect the revision in the allocation criteria.

Therefore, the Company operates the following reportable segments:

Segment	Main activities
Iron Solutions	Comprise of the production and extraction of iron ore, iron ore pellets, manganese, other ferrous products, and its logistic related services.
Energy Transition Materials	Includes the production and extraction of nickel and its by-products (gold, silver, cobalt, precious metals and others), and copper, as well as its by-products (gold and silver).
Coal (discontinued operation)

Comprise of the production and extraction of metallurgical and thermal coal and its logistic related services. The set of assets related to this segment is classified as “Non-current assets and liabilities related to assets held for sale” (note 16a).

Other

Includes the revenues and cost of other products, services, research and development, investments in joint ventures and associates of other business and unallocated corporate expenses and costs related to the Brumadinho event.

a) Adjusted EBITDA

The definition of Adjusted EBITDA for the Company is the operating income or loss plus dividends received and interest from associates and joint ventures, and excluding the amounts charged as (i) depreciation, depletion and amortization and (ii) impairment reversal (impairment and disposals) of non-current assets.

	Year ended December 31, 2022
	Iron ore	Iron ore pellets	Other ferrous products and services	Iron Solutions	Nickel and other products	Copper	Energy Transition Materials	Other (i)	Total of continuing operations	Coal (note 16a)	Total
Net operating revenue	28,188	6,256	472	34,916	6,619	1,779	8,398	525	43,839	448	44,287
Cost of goods sold and services rendered	(11,929)	(2,682)	(335)	(14,946)	(4,541)	(1,049)	(5,590)	(443)	(20,979)	(264)	(21,243)
Sales, administrative and other operating expenses	(54)	(1)	4	(51)	(38)	(21)	(59)	(2,086)	(2,196)	(12)	(2,208)
Research and development	(208)	(4)	(3)	(215)	(115)	(127)	(242)	(203)	(660)	(1)	(661)
Pre operating and operational stoppage	(342)	(21)	(18)	(381)	(1)	(13)	(14)	(3)	(398)	-	(398)
Dividends received and interest from associates and joint ventures	15	105	-	120	-	-	-	34	154	-	154
Adjusted EBITDA	15,670	3,653	120	19,443	1,924	569	2,493	(2,176)	19,760	171	19,931

Depreciation, depletion and amortization	(1,345)	(447)	(98)	(1,890)	(908)	(329)	(1,237)	(44)	(3,171)	-	(3,171)
Equity results and other results in associates and joint ventures	(32)	138	(9)	97	289	-	289	(81)	305	-	305
Dividends received and interest from associates and joint ventures	(15)	(105)	-	(120)	-	-	-	(34)	(154)	-	(154)
Impairment reversal (impairment and disposals) of non-current assets, net	(151)	(14)	(13)	(178)	(18)	(15)	(33)	984	773	(589)	184
Adjusted EBITDA	14,127	3,225	-	17,352	1,287	225	1,512	(1,351)	17,513	(418)	17,095
Unallocated items:
Financial results									2,268	3,065	5,333
Income taxes									(2,971)	(2)	(2,973)
Derecognition of noncontrolling interest									-	(585)	(585)
Net income									16,810	2,060	18,870
Net income attributable to noncontrolling interests									82	-	82
Net income attributable to Vale's shareholders									16,728	2,060	18,788

(i) Includes the reclassification of the EBITDA of Midwestern System in the amount of US$77.

	Year ended December 31, 2021
	Iron ore	Iron ore pellets	Other ferrous products and services	Iron Solutions	Nickel and other products	Copper	Energy Transition Materials	Other (i)	Total of continuing operations	Coal (Note 16a)	Total
Net operating revenue	38,324	7,053	548	45,925	5,377	2,589	7,966	611	54,502	1,083	55,585
Cost of goods sold and services rendered	(11,199)	(2,231)	(400)	(13,830)	(3,606)	(878)	(4,484)	(558)	(18,872)	(1,317)	(20,189)
Sales, administrative and other operating expenses	(137)	30	9	(98)	(5)	(9)	(14)	(3,303)	(3,415)	(26)	(3,441)
Research and development	(198)	(3)	(4)	(205)	(77)	(81)	(158)	(185)	(548)	(7)	(555)
Pre operating and operational stoppage	(329)	(47)	(17)	(393)	(113)	(4)	(117)	(4)	(514)	-	(514)
Dividends received and interest from associates and joint ventures	10	71	-	81	-	-	-	109	190	78	268
Adjusted EBITDA	26,471	4,873	136	31,480	1,576	1,617	3,193	(3,330)	31,343	(189)	31,154

Depreciation, depletion and amortization	(1,255)	(388)	(107)	(1,750)	(841)	(372)	(1,213)	(71)	(3,034)	(69)	(3,103)
Equity results and other results in associates and joint ventures	(1,642)	123	(40)	(1,559)	1	-	1	287	(1,271)	(26)	(1,297)
Dividends received and interest from associates and joint ventures	(10)	(71)	-	(81)	-	-	-	(109)	(190)	(78)	(268)
Impairment and disposals of non-current assets, net	(92)	(7)	(35)	(134)	(27)	(20)	(47)	(245)	(426)	(3,282)	(3,708)
Adjusted EBITDA	23,472	4,530	(46)	27,956	709	1,225	1,934	(3,468)	26,422	(3,644)	22,778
Unallocated items:
Financial results									3,119	447	3,566
Income taxes									(4,697)	821	(3,876)
Net income (loss)									24,844	(2,376)	22,468
Net income (loss) attributable to noncontrolling interests									108	(85)	23
Net income (loss) attributable to Vale’s shareholders									24,736	(2,291)	22,445

(i) Includes the reclassification of the EBITDA of Midwestern System in the amount of US$109.

	Year ended December 31, 2020
	Iron ore	Iron ore pellets	Other ferrous products and services	Iron Solutions	Nickel and other products	Copper	Energy Transition Materials	Other (i)	Total of continuing operations	Coal (note 16a)	Total
Net operating revenue	27,123	4,242	551	31,916	4,652	2,175	6,827	802	39,545	473	40,018
Cost of goods sold and services rendered	(8,025)	(1,661)	(433)	(10,119)	(2,734)	(794)	(3528)	(956)	(14,603)	(1,456)	(16,059)
Sales, administrative and other operating expenses	(192)	11	3	(178)	(21)	(7)	(28)	(6,293)	(6,499)	(15)	(6,514)
Research and development	(127)	(5)	(4)	(136)	(42)	(68)	(110)	(169)	(415)	(28)	(443)
Pre operating and operational stoppage	(532)	(77)	(29)	(638)	(29)	(1)	(30)	(14)	(682)	-	(682)
Dividends received and interest from associates and joint ventures	23	116	2	141	-	-	-	32	173	95	268
Adjusted EBITDA	18,270	2,626	90	20,986	1,826	1,305	3,131	(6,598)	17,519	(931)	16,588

Depreciation, depletion and amortization	(1,277)	(388)	(101)	(1,766)	(921)	(430)	(1,351)	(98)	(3,215)	(19)	(3,234)
Equity results and other results in associates and joint ventures	(1,033)	37	(22)	(1,018)	-	-	-	(2)	(1,020)	(43)	(1,063)
Dividends received and interest from associates and joint ventures	(23)	(116)	(2)	(141)	-	-	-	(32)	(173)	(95)	(268)
Impairment and disposals of non-current assets, net	(76)	-	(79)	(155)	(133)	(14)	(147)	(1,006)	(1308)	(935)	(2,243)
	15,861	2,159	(114)	17,906	772	861	1,633	(7,736)	11,803	(2,023)	9,780
Unallocated items:				-
Financial results									(4,813)	2	(4,811)
Income taxes									(735)	297	(438)
Net income (loss)									6,255	(1,724)	4,531
Loss attributable to noncontrolling interests									(3)	(347)	(350)
Net income (loss) attributable to Vale's shareholders									6,258	(1,377)	4,881

(i)	Includes the reclassification of the EBITDA of Midwestern System in the amount of US$19.

b)       Assets by segment

	December 31, 2022				December 31, 2021
	Iron Solutions	Energy Transition Materials	Other (ii)	Total	Iron Solutions	Energy Transition Materials	Other (ii)	Total
Investments in associates and joint ventures	1,296	-	502	1,798	1,113	17	621	1,751
Property, plant and equipment and intangibles	33,048	19,655	2,473	55,176	28,988	20,127	1,827	50,942

Capital expenditures
Sustaining capital (i)	2,236	1,521	102	3,859	2,481	1,518	35	4,034
Project execution	866	338	383	1,587	531	344	124	999
Product inventory	3,102	1,859	485	5,446	3,012	1,862	159	5,033

(i)	According to the Company's shareholder remuneration policy, dividends are calculated based on 30% of the adjusted EBITDA less sustaining capital investments. The calculation also considered the investments made on the coal operation (discontinued operation, note 16a), which was US$38 for the year ended December 31, 2022 (2021: US$194).
(ii)	The sustaining capital investments related to the Midwestern System were reclassified from “Iron Solutions” to “Other” for the year ended December 31, 2022 in the amount of US$5 (2021: US$15).

c) Assets by geographic area

	December 31, 2022				December 31, 2021
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	1,798	8,391	28,210	38,399	1,730	7,050	23,793	32,573
Canada	-	1,845	11,178	13,023	-	1,958	12,441	14,399
Americas, except Brazil and Canada	-	-	4	4	-	-	3	3
Europe	-	-	747	747	-	-	739	739
Indonesia	-	1	2,731	2,732	-	1	2,723	2,724
Asia, except Indonesia and China	-	-	786	786	21	-	874	895
China	-	1	19	20	-	2	21	23
Oman	-	-	1,263	1,263	-	-	1,337	1,337
Total	1,798	10,238	44,938	56,974	1,751	9,011	41,931	52,693

d) Net operating revenue by shipment destination

	Year ended December 31, 2022
	Iron Solutions (i)	Energy Transition Materials	Other (ii)	Total
Americas, except United States and Brazil	477	597	125	1,199
United States of America	218	1,425	-	1,643
Germany	373	1,148	-	1,521
Europe, except Germany	1,713	2,123	-	3,836
Middle East, Africa, and Oceania	2,594	27	25	2,646
Japan	2,765	770	-	3,535
China	20,593	1,610	-	22,203
Asia, except Japan and China	2,434	638	47	3,119
Brazil	3,749	60	328	4,137
Net operating revenue	34,916	8,398	525	43,839

	Year ended December 31, 2021
	Iron Solutions	Energy Transition Materials	Other (ii)	Total
Americas, except United States and Brazil	759	402	122	1,283
United States of America	392	1,151	-	1,543
Germany	618	1,416	-	2,034
Europe, except Germany	2,373	2,323	-	4,696
Middle East, Africa, and Oceania	2,140	15	-	2,155
Japan	3,977	546	-	4,523
China	27,510	1,093	-	28,603
Asia, except Japan and China	3,536	965	-	4,501
Brazil	4,620	55	489	5,164
Net operating revenue	45,925	7,966	611	54,502

	Year ended December 31, 2020
	Iron Solutions	Energy Transition Materials	Other (ii)	Total
Americas, except United States and Brazil	271	83	406	760
United States of America	244	797	-	1,041
Germany	326	1,169	31	1,526
Europe, except Germany	1,202	2,356	12	3,570
Middle East, Africa, and Oceania	1,418	17	-	1,435
Japan	1,793	400	-	2,193
China	22,169	922	33	23,124
Asia, except Japan and China	2,068	931	-	2,999
Brazil	2,425	152	320	2,897
Net operating revenue	31,916	6,827	802	39,545

(i)	In 2022, the revenue from Iron Solutions decreased from prior year, among other factors, due to the decline of 23.5% in the average realized price of iron ore, following the decrease in the international price of this product.
(ii)	Includes the reclassification of the revenues of Midwestern System in the amount of US$231, for the year ended December 31, 2022 (2021: US$377 and 2020: US$162).

Accounting policy

Revenue from sales - Revenue is recognized when the control of a good or service is transferred to a customer. Since Vale’s sales are under different shipping terms, revenue could be recognized when (i) the product is available at the loading port, (ii) loaded on the ship, (iii) at the port of discharge or (iv) at the customer’s warehouse.

A relevant proportion of Vale’s sales are under Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) Incoterms, in which the Company is responsible for providing shipping services after the date that Vale transfers control of the goods to the customers. Shipping services for CFR and CIF contracts are considered as a separate performance obligation in which a proportion of the transaction price is allocated and recognized over time as the shipping services are provided.

In general, the contract payment terms consider the upfront payments or the use of letters of credit. The payment terms do not have a significant financing component. In some cases, the sale price is determined on a provisional basis at the date of sale and adjustments to the sale price subsequently occur based on movements in the quoted market or contractual prices up to the date of final pricing.

Revenue is recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sale mechanism embedded within these sale arrangements has the character of a derivative. Accordingly, the fair value of the final sale price adjustment is re-estimated continuously and changes in fair value are recognized as operational revenue in the income statement.